Available-For-Sale Marketable Securities (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Debt Securities, Available-for-sale [Abstract]
Aggregate net proceeds	$ 13,484
Net loss	$ 270
Interest receivable		$ 118